Income Taxes - Current and Deferred Taxes Related to Items Directly Charged or Credited to Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax directly (credited)/charged to equity	¥ (1)	¥ 1,889
Stock Option [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share issuance costs	¥ (1)	(3)
Share issuance costs		(20)
Employee Stock Ownership Plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share issuance costs		(5)
Convertible bonds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share issuance costs		¥ 1,917